Note 26 - Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Balance as of December 31, 2016	Effect of changes in foreign exchange rates	Additions	Provisions used and reversed	Balance as of December 31, 2017

Restructuring	7.4	0.7	-	-	8.1

Provision for disputes and litigations
Taxes on sales	247.2	0.2	113.9	(135.0)	226.3
Income tax	323.4	3.0	167.4	(336.8)	157.0
Labor	165.8	(1.4)	142.0	(176.9)	129.5
Civil	43.9	(0.1)	65.4	(74.0)	35.2
Others	146.3	(5.9)	69.8	(84.7)	125.5
Total of provision for disputes and litigations	926.6	(4.2)	558.5	(807.4)	673.5

Total provisions	934.0	(3.5)	558.5	(807.4)	681.6

Disclosure of the disbursement expectative of the provisions [text block]
	Balance as of December 31, 2017	1 year or less	1-2 years	2-5 years	Over 5 years

Restructuring	8.1	7.3	-	0.8	-

Provision for disputes and litigations
Taxes on sales	226.3	25.7	179.9	5.0	15.7
Income tax	157.0	33.6	100.7	22.7	-
Labor	129.5	77.3	25.3	17.6	9.3
Civil	35.2	17.1	15.4	1.6	1.1
Others	125.5	8.0	30.3	83.8	3.4
Total of provision for disputes and litigations	673.5	161.7	351.6	130.7	29.5

Total provisions	681.6	169.0	351.6	131.5	29.5